Document and Entity Information	Feb. 24, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Amendment Description	This Current Report amends the Current Report on Form 8-K filed by Gogo Inc. (the “Company”) on March 5, 2021 (the “Original Filing”). Other than as set forth below, no other disclosure from the Original Filing is amended by this Current Report. The Original Filing reported that on February 24, 2021, Michael Bayer notified the Company that he intended to step down from his position as Senior Vice President, Controller and Chief Accounting Officer of the Company effective September 30, 2021, and that Jessica Betjemann would expand her responsibilities in her new role as Senior Vice President of Finance and Accounting and succeed Mr. Bayer as Chief Accounting Officer of the Company effective September 30, 2021. This Current Report on Form 8-K/A amends the Original Filing to report that the foregoing transition will be effective August 9, 2021. Also on that date, Jay Boykin, who currently serves as Vice President of Accounting for the Company, will succeed Mr. Bayer as Controller. Mr. Bayer will remain with the Company in an advisory capacity through September 30, 2021.
Entity Central Index Key	0001537054
Document Type	8-K/A
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	GOGO INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35975
Entity Tax Identification Number	27-1650905
Entity Address, Address Line One	111 North Canal St.
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	303
Local Phone Number	301-3271
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GOGO
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	GOGO
Security Exchange Name	NASDAQ